LOANS (Details 5) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013 Number	Sep. 30, 2012 Number	Sep. 30, 2013 Number	Sep. 30, 2012 Number	Dec. 31, 2012 Number	Dec. 31, 2011 Number
Number of loans	6	4	19	17	18	21
Foreclosure/Default, Number of loans					2	4
Foreclosure/Default, Recorded Investment					$ 137	$ 3,488
Paid in Full [Member]
Number of loans					0	0
Recorded Investment					0	0
Paying as Restructured [Member]
Number of loans					15	7
Recorded Investment					3,832	1,379
Converted to Nonaccrual [Member]
Number of loans					1	10
Recorded Investment					40	6,131
Below Market Interest Rate [Member]
Number of loans	3	0	3	0	0	0
Foreclosure/Default, Number of loans					0	0
Foreclosure/Default, Recorded Investment					0	0
Below Market Interest Rate [Member] | Paid in Full [Member]
Number of loans					0	0
Recorded Investment					0	0
Below Market Interest Rate [Member] | Paying as Restructured [Member]
Number of loans					0	0
Recorded Investment					0	0
Below Market Interest Rate [Member] | Converted to Nonaccrual [Member]
Number of loans					0	0
Recorded Investment					0	0
Extended Payment Term [Member]
Number of loans	2	3	11	10	10	20
Foreclosure/Default, Number of loans					2	3
Foreclosure/Default, Recorded Investment					137	2,853
Extended Payment Term [Member] | Paid in Full [Member]
Number of loans					0	0
Recorded Investment					0	0
Extended Payment Term [Member] | Paying as Restructured [Member]
Number of loans					7	7
Recorded Investment					2,694	1,379
Extended Payment Term [Member] | Converted to Nonaccrual [Member]
Number of loans					1	10
Recorded Investment					40	6,131
Forgiveness of Principal [Member]
Number of loans						1
Foreclosure/Default, Number of loans					0	1
Foreclosure/Default, Recorded Investment					0	635
Forgiveness of Principal [Member] | Paid in Full [Member]
Number of loans					0	0
Recorded Investment					0	0
Forgiveness of Principal [Member] | Paying as Restructured [Member]
Number of loans					0	0
Recorded Investment					0	0
Forgiveness of Principal [Member] | Converted to Nonaccrual [Member]
Number of loans					0	0
Recorded Investment					0	0
Other [Member]
Number of loans	1	1	5	7	8
Foreclosure/Default, Number of loans					0
Foreclosure/Default, Recorded Investment					0
Other [Member] | Paid in Full [Member]
Number of loans					0
Recorded Investment					0
Other [Member] | Paying as Restructured [Member]
Number of loans					8
Recorded Investment					1,138
Other [Member] | Converted to Nonaccrual [Member]
Number of loans					0
Recorded Investment					$ 0